Segmentation of key figures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 49,109	$ 48,518	$ 49,414
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 33,025	$ 32,562	33,345
Net sales, change in %	1.00%	(2.00%)
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 12,274	$ 12,790	13,304
Net sales, change in %	(4.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,943	$ 3,323	4,658
Net sales, change in %	(42.00%)	(29.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,841	$ 1,739	1,632
Net sales, change in %	6.00%	7.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,612	$ 1,646	1,630
Net sales, change in %	(2.00%)	1.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,525	$ 1,516	1,607
Net sales, change in %	1.00%	(6.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,059	$ 956	917
Net sales, change in %	11.00%	4.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 873	$ 672	453
Net sales, change in %	30.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 867	635	402
Net sales, change in %	37.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 808	729	565
Net sales, change in %	11.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 777	$ 581	410
Net sales, change in %	34.00%	42.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 76	$ 0	0
Operating segments [member] | Innovative Medicines | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 893	$ 993	1,030
Net sales, change in %	(10.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 20,751	$ 19,772	20,041
Net sales, change in %	5.00%	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,368	$ 5,463	5,923
Net sales, change in %	(2.00%)	(8.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,888	$ 1,835	2,060
Net sales, change in %	3.00%	(11.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 589	$ 619	631
Net sales, change in %	(5.00%)	(2.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Systane Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 400	$ 377	380
Net sales, change in %	6.00%	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Topical Olopatadine Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 284	$ 335	457
Net sales, change in %	(15.00%)	(27.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,207	$ 2,297	2,395
Net sales, change in %	(4.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,041	$ 3,015	2,137
Net sales, change in %	34.00%	41.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,071	$ 1,128	261
Net sales, change in %	84.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 488	$ 515	570
Net sales, change in %	(5.00%)	(10.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 414	$ 398	335
Net sales, change in %	4.00%	19.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 402	$ 283	236
Net sales, change in %	42.00%	20.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Myfortic [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 378	$ 383	441
Net sales, change in %	(1.00%)	(13.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology and Dermatology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 288	$ 308	294
Net sales, change in %	(6.00%)	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,287	$ 3,233	2,917
Net sales, change in %	2.00%	11.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,185	$ 3,109	2,776
Net sales, change in %	2.00%	12.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 102	$ 124	141
Net sales, change in %	(18.00%)	(12.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,617	$ 1,521	1,368
Net sales, change in %	6.00%	11.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 920	$ 835	755
Net sales, change in %	10.00%	11.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 23	$ 31	37
Net sales, change in %	(26.00%)	(16.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 674	$ 655	576
Net sales, change in %	3.00%	14.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Ultibro Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 411	$ 363	260
Net sales, change in %	13.00%	40.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Seebri Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 151	$ 149	150
Net sales, change in %	1.00%	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | COPD [member] | Onbrez Breezhaler [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 112	$ 143	166
Net sales, change in %	(22.00%)	(14.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 524	$ 184	21
Net sales, change in %	185.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 507	170	21
Net sales, change in %	198.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 17	14	0
Net sales, change in %	21.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,914	$ 6,356	7,675
Net sales, change in %	(7.00%)	(17.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,233	$ 1,193	1,140
Net sales, change in %	3.00%	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 960	$ 926	1,047
Net sales, change in %	4.00%	(12.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan/Co-Diovan [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 957	$ 1,073	1,284
Net sales, change in %	(11.00%)	(16.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 465	$ 525	558
Net sales, change in %	(11.00%)	(6.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exelon/Exelon Patch [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 381	$ 444	728
Net sales, change in %	(14.00%)	(39.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Ritalin/Focalin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 236	$ 282	365
Net sales, change in %	(16.00%)	(23.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Other [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,682	$ 1,913	$ 2,553
Net sales, change in %	(12.00%)	(25.00%)